Assets Pledged As Collateral(Table)	12 Months Ended
Dec. 31, 2017
Pledged Assets Abstract [Abstract]
Schedule Of Assets Owned And Pledged As Collateral Text Block [Text Block]

Details of assets pledged as collateral as of December 31, 2016 and 2017, are as follows:

		2016
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	159,736	Borrowings from Bank and others
Financial assets held for trading	Korea Securities Depository and others		5,977,536	Repurchase agreements
	Korea Securities Depository and others		2,392,945	Securities borrowing transactions
	Korea Exchange, Inc. and others		2,170,588	Derivatives transactions

	Sub-total		10,541,069

Available-for-sale financial assets	Korea Securities Depository and others		3,314,106	Repurchase agreements
	Korea Securities Depository and others		193,028	Securities borrowing transactions
	Bank of Korea		490,297	Borrowings from Bank of Korea
	Bank of Korea		493,896	Settlement risk of Bank of Korea
	KEB Hana Bank and others		1,084,500	Derivatives transactions
	Others		19,956	Others

	Sub-total		5,595,783

Held-to-maturity financial assets	Korea Securities Depository and others		44,988	Repurchase agreements
	Bank of Korea		1,251,011	Borrowings from Bank of Korea
	Bank of Korea		1,185,267	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		209,022	Derivatives transactions
	Others		296,632	Others

	Sub-total		2,986,920

Mortgage loans	Others		2,252,315	Covered bond

Real estate	Natixis Real Estate Capital LLC and others		791,873	Borrowings from Bank and others

	Total	￦	22,327,696

		2017
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	165,026	Borrowings from Bank and others
Financial assets held for trading	Korea Securities Depository and others		7,699,857	Repurchase agreements
	Korea Securities Depository and others		4,941,912	Securities borrowing transactions
	Samsung Futures Inc. and others		1,047,758	Derivatives transactions

	Sub-total		13,689,527

Available-for-sale financial assets	Korea Securities Depository and others		2,401,388	Repurchase agreements
	Korea Securities Depository and others		838,149	Securities borrowing transactions
	Bank of Korea		651,284	Borrowings from Bank of Korea
	Bank of Korea		750,254	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		221,004	Derivatives transactions

	Sub-total		4,862,079

Held-to-maturity financial assets	Korea Securities Depository and others		35,026	Repurchase agreements
	Bank of Korea		1,326,558	Borrowings from Bank of Korea
	Bank of Korea		1,204,990	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		330,316	Derivatives transactions
	Others		163,960	Others

	Sub-total		3,060,850

Mortgage loans	Others		4,950,490	Covered bond

Real estate	Natixis Real Estate Capital LLC and others		778,789	Borrowings from Bank and others

	Total	￦	27,506,761

Schedule Of Financial Instruments Owned And Pledged As Collateral Text Block [Text Block]

The fair values of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default, as of December 31, 2016 and 2017, are as follows:

	2016
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	2,990,908	￦	—	￦	2,990,908

	2017
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	2,677,878	￦	—	￦	2,677,878